SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow
             -----------------------------------------------
Address:     36 Old King's Highway South
             -----------------------------------------------
             Suite 300
             -----------------------------------------------
             Darien, CT  06820
             -----------------------------------------------


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
       ------------------------------------------------------------------------
Title: Director
       ------------------------------------------------------------------------
Phone: 203-655-6272
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         46
                                                ----------------------
Form 13F Information Table Value Total:         $165,724
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F Report for Quarter Ended June 30, 2003

Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087

Edward B. Goodnow
                                                       FORM 13F   INFORMATION
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
ALLEN TELECOM GROUP INC     Common    018091108   1008      61000    SH               SOLE                 61000
ALLEN TELECOM INC PFD CO  Preferred   018091207   1170      10000    SH               SOLE                 10000
AMPHENOL CORP CL A          Common    032095101   3558      76000    SH               SOLE                 76000
BEAZER HOMES                Common    07556Q105   1912      22900    SH               SOLE                 22900
BERKSHIRE HATHAWAY INC C    Common    084670108  26100        360    SH               SOLE                   360
CALLAWAY GOLF COMPANY       Common    131193104   3009     227600    SH               SOLE                227600
CARMAX INC                  Common    143130102   6301     209000    SH               SOLE                209000
CIRCOR INTL INC             Common    17273K109   1665      93400    SH               SOLE                 93400
CORVEL CORP                 Common    221006109   2326      64600    SH               SOLE                 64600
CREDIT ACCEPTANCE CORPOR    Common    225310101   2621     259717    SH               SOLE                259717
DEVON ENERGY                Common    25179M103   1068      20000    SH               SOLE                 20000
DOCENT INC                  Common    25608L502    974     286380    SH               SOLE                286380
DOLLAR GENERAL              Common    256669102   6134     335900    SH               SOLE                335900
ECHOSTAR COMMUNICATIONS     Common    278762109   8631     249300    SH               SOLE                249300
FIRST FINANCIAL FUND INC    Common    320228109  10623     687547    SH               SOLE                687547
FLEXTRONICS INTL LTD        Common    Y2573F102    727      70000    SH               SOLE                 70000
GENERAL MOTORS CORP CL H    Common    370442832   3940     307600    SH               SOLE                307600
GENESEE & WYOMING INC CL    Common    371559105   3579     174000    SH               SOLE                174000
GYMBOREE CORPORATION        Common    403777105    696      41500    SH               SOLE                 41500
HALLIBURTON COMPANY COM     Common    406216101   6008     261200    SH               SOLE                261200
IDX SYSTEMS CORPORATION     Common    449491109   1032      66500    SH               SOLE                 66500
INTERACTIVECORP             Common    45840Q101  11151     281800    SH               SOLE                281800
INTERPOOL INC               Common    46062R108   4646     282950    SH               SOLE                282950
IRON MOUNTAIN INC           Common    462846106   5051     136174    SH               SOLE                136174
KEANE INC                   Common    486665102   1636     120000    SH               SOLE                120000
LABORATORY CORP AMER HLD    Common    50540R409   5403     179200    SH               SOLE                179200
LENNAR CORP COM             Common    526057104   3117      43600    SH               SOLE                 43600
LENNAR CORP COM B           Common    526057302    229       3330    SH               SOLE                  3330
LESCARDEN INC               Common    526867106     48     345000    SH               SOLE                345000
LIBERTY MEDIA CORP - A      Common    530718105   6853     592808    SH               SOLE                592808
LIFELINE SYSTEMS INC        Common    532192101   5637     198500    SH               SOLE                198500
LINCARE HOLDINGS INC        Common    532791100   1708      54200    SH               SOLE                 54200
LOWES COMPANIES INC   CO    Common    548661107   3797      88400    SH               SOLE                 88400
OFFICE DEPOT                Common    676220106    145      10000    SH               SOLE                 10000
OVERSTOCK COM INC DEL       Common    690370101   2443     168400    SH               SOLE                168400
PAYLESS SHOES               Common    704379106    125      10000    SH               SOLE                 10000
PLUG POWER INC              Common    72919P103     23       5000    SH               SOLE                  5000
POWERWAVE                   Common    739363109    502      80000    SH               SOLE                 80000
PRIME HOSPITALITY CORP      Common    741917108    248      36900    SH               SOLE                 36900
SEALED AIR CORP             Common    81211K100  10218     214400    SH               SOLE                214400
SEI INVESTMENT COMP         Common    784117103   1600      50000    SH               SOLE                 50000
SPX CORPORATION             Common    784635104   4424     100400    SH               SOLE                100400
STANCORP FINL GROUP INC     Common    852891100    710      13600    SH               SOLE                 13600
TJX COMPANIES               Common    872540109   1714      91000    SH               SOLE                 91000
TOWER AUTO CAP TR REGD C  Preferred   891706301    456      20000    SH               SOLE                 20000
TYCO INTL LTD               Common    902124106    759      40000    SH               SOLE                 40000